Financial Risk Management - Liquidity Risk - Maturity profile of financial and insurance liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Financial Risk Management
Insurance contract liabilities	$ 49,785.4	$ 48,665.2
Principal amount	13,743.3	11,874.1
Non-insurance companies
Financial Risk Management
Principal amount	3,213.1	2,918.8
More than five years
Financial Risk Management
Insurance contract liabilities	11,378.9	12,158.3
Liquidity risk
Financial Risk Management
Accounts payable and accrued liabilities	5,742.9	5,605.2
Insurance contract payables	338.3	923.0
Total financial liabilities	26,836.3	24,272.0
Liquidity risk | Holding company and insurance and reinsurance companies
Financial Risk Management
Borrowings - principal	10,530.2	8,955.3
Borrowings - interest	6,298.7	5,171.9
Liquidity risk | Non-insurance companies
Financial Risk Management
Borrowings - principal	3,213.1	2,918.8
Borrowings - interest	713.1	697.8
Liquidity risk | 3 months or less
Financial Risk Management
Accounts payable and accrued liabilities	2,271.7	2,148.2
Insurance contract payables	227.7	261.8
Total financial liabilities	2,803.7	2,646.6
Liquidity risk | 3 months or less | Holding company and insurance and reinsurance companies
Financial Risk Management
Borrowings - principal	37.5	17.1
Borrowings - interest	140.2	123.5
Liquidity risk | 3 months or less | Non-insurance companies
Financial Risk Management
Borrowings - principal	96.8	62.5
Borrowings - interest	29.8	33.5
Liquidity risk | 3 months to 1 year
Financial Risk Management
Accounts payable and accrued liabilities	1,527.4	1,263.4
Insurance contract payables	62.7	75.3
Total financial liabilities	2,939.3	2,179.0
Liquidity risk | 3 months to 1 year | Holding company and insurance and reinsurance companies
Financial Risk Management
Borrowings - principal	661.7	198.4
Borrowings - interest	383.9	314.1
Liquidity risk | 3 months to 1 year | Non-insurance companies
Financial Risk Management
Borrowings - principal	167.5	209.9
Borrowings - interest	136.1	117.9
Liquidity risk | 1 - 3 years
Financial Risk Management
Accounts payable and accrued liabilities	792.4	970.5
Insurance contract payables	21.2	342.8
Total financial liabilities	5,706.9	4,472.4
Liquidity risk | 1 - 3 years | Holding company and insurance and reinsurance companies
Financial Risk Management
Borrowings - principal	2,251.6	1,302.2
Borrowings - interest	938.7	838.3
Liquidity risk | 1 - 3 years | Non-insurance companies
Financial Risk Management
Borrowings - principal	1,452.8	723.0
Borrowings - interest	250.2	295.6
Liquidity risk | 3 - 5 years
Financial Risk Management
Accounts payable and accrued liabilities	344.9	423.6
Insurance contract payables	2.6	21.5
Total financial liabilities	2,990.6	4,045.2
Liquidity risk | 3 - 5 years | Holding company and insurance and reinsurance companies
Financial Risk Management
Borrowings - principal	1,249.1	1,763.4
Borrowings - interest	753.5	656.3
Liquidity risk | 3 - 5 years | Non-insurance companies
Financial Risk Management
Borrowings - principal	486.0	1,049.4
Borrowings - interest	154.5	131.0
Liquidity risk | More than five years
Financial Risk Management
Accounts payable and accrued liabilities	806.5	799.5
Insurance contract payables	24.1	221.6
Total financial liabilities	12,395.8	10,928.8
Liquidity risk | More than five years | Holding company and insurance and reinsurance companies
Financial Risk Management
Borrowings - principal	6,330.3	5,674.2
Borrowings - interest	4,082.4	3,239.7
Liquidity risk | More than five years | Non-insurance companies
Financial Risk Management
Borrowings - principal	1,010.0	874.0
Borrowings - interest	$ 142.5	$ 119.8